Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Stock Options Transactions
FNF stock option transactions under the Omnibus Plan for 2015, 2016, and 2017 are as follows:

	Options	Weighted Average Exercise Price	Exercisable
Balance, December 31, 2014	9,393,211	$19.43	5,173,802
Granted	1,886,320	34.84
Exercised	(1,966,937)	12.96
Canceled	(12,085)	26.62
Balance, December 31, 2015	9,300,509	$23.92	5,256,426
Granted	35,000	35.63
Exercised	(1,846,153)	10.12
Canceled	(7,673)	26.17
Balance, December 31, 2016	7,481,683	$27.38	5,821,592
Options issued as make-whole adjustment for BK Distribution	2,375,111	20.32
Exercised	(1,313,061)	18.38
Canceled	(14,306)	24.49
Balance, December 31, 2017	8,529,427	$20.38	7,648,837

Schedule of Restricted Stock Transactions
FNF restricted stock transactions under the Omnibus Plan in 2015, 2016, and 2017 are as follows:

	Shares	Weighted Average Grant Date Fair Value
Balance, December 31, 2014	1,770,781	$25.08
Granted	613,960	34.84
Canceled	(10,105)	26.14
Vested	(982,762)	23.00
Balance, December 31, 2015	1,391,874	$30.85
Granted	803,292	34.54
Canceled	(3,266)	28.07
Vested	(720,227)	28.97
Balance, December 31, 2016	1,471,673	$33.79
Granted	828,818	37.12
Restricted stock issued as make-whole adjustment for BK Distribution	545,676	24.62
Canceled	(11,233)	24.52
Vested	(995,873)	23.98
Balance, December 31, 2017	1,839,061	$30.58

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information related to stock options outstanding and exercisable as of December 31, 2017:

	Options Outstanding				Options Exercisable
		Weighted				Weighted
		Average	Weighted			Average	Weighted
		Remaining	Average			Remaining	Average
Range of	Number of	Contractual	Exercise	Intrinsic	Number of	Contractual	Exercise	Intrinsic
Exercise Prices	Options	Life	Price	Value	Options	Life	Price	Value
		(In years)		(In millions)		(In years)		(In millions)
$0.00 — $14.38	662,763	1.85	$14.38	$16	662,763	1.85	$14.38	$16
$14.39 — $17.76	4,070,183	2.89	17.76	87	4,070,183	2.89	17.76	87
$17.77 — $21.84	1,342,007	3.84	21.84	23	1,342,007	3.84	21.84	23
$21.85 — $25.34	13,648	5.98	25.34	—	4,549	5.98	25.34	—
$25.35 — $25.53	2,422,627	4.83	25.53	33	1,569,335	4.83	25.53	22
$25.54 — $26.99	18,199	5.55	26.99	—	—	0	—	—
	8,529,427			$159	7,648,837			$148